Reconciliation of financing activities in statement of cash flow	12 Months Ended
Dec. 31, 2018
Reconciliation Of Financing Activities In Statement Of Cash Flow
Reconciliation of financing activities in statement of cash flow
	Current and non-current
	Borrowings, debentures and Braskem Idesa financing

			Total borrowings	Braskem Idesa
	Borrowings	Debentures	and debentures	financing	Total	Dividends

Balance at December 31, 2017	23,361,421	313,324	23,674,745	9,691,450	33,366,195	3,850

Acquired	4,301,626		4,301,626		4,301,626
Payments	(6,569,073)	(23,124)	(6,592,197)	(812,929)	(7,405,126)	(1,499,900)
Cash used in financing activities	(2,267,447)	(23,124)	(2,290,571)	(812,929)	(3,103,500)	(1,499,900)

Other changes
Interest paid	(1,304,811)	(23,609)	(1,328,420)	(588,381)	(1,916,801)
Interest and monetary and exchange variations, net	3,703,892	27,918	3,731,810	604,837	4,336,647
Currency translation adjustments	1,405,101		1,405,101	1,609,615	3,014,716
Additional dividends approved in the boar meeting						1,500,000
Mandatory minimum dividends						667,419
Prescribed dividends / other						1,026
	3,804,182	4,309	3,808,491	1,626,071	5,434,562	2,168,445

Balance at December 31, 2018	24,898,156	294,509	25,192,665	10,504,592	35,697,257	672,395